Segment information (Primary segments) (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of reconciliation between adjusted profit and statutory profit
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2026 and 2025:

	EUR million
	Total Income		Profit before tax		Profit
Segment	30-06-2026	30-06-2025	30-06-2026	30-06-2025	30-06-2026	30-06-2025
Retail & Commercial Banking	17,135	16,202	5,861	5,283	4,124	3,653
Openbank	6,535	6,425	1,405	1,456	827	1,042
Corporate & Investment Banking	4,779	4,119	2,379	2,188	1,742	1,472
Wealth Management & Insurance	2,093	1,930	1,356	1,196	1,083	906
Payments	771	641	92	22	78	16
Corporate Centre	(466)	(353)	(746)	(807)	(525)	(713)
Underlying Profit	30,847	28,965	10,347	9,337	7,328	6,376
Adjustments	(25)	13	(386)	(233)	1,645	457
Statutory Profit	30,822	28,978	9,961	9,104	8,973	6,833